Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	CAP to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average CAP to Non-PEO NEOs (2) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Earnings (in thousands) (6)	Company Selected Measure (Adjusted ROA) (6)
2025	$8,114,286	$4,224,570	$2,365,698	$1,174,612	$163.05	$205.21	$453,013	7.4%
2024	$11,974,134	$10,220,556	$3,907,841	$3,387,106	$256.62	$252.18	$786,186	13.8%
2023	$10,835,643	$21,890,383	$3,880,158	$6,897,989	$286.83	$254.57	$738,748	15.2%
2022	$8,015,467	$5,124,002	$2,771,835	$1,463,392	$150.88	$142.70	$992,192	20.7%
2021	$7,915,603	$13,521,596	$3,765,401	$6,630,450	$199.74	$184.74	$737,444	20.7%

Named Executive Officers, Footnote	For all years presented, our PEO is Phillippe Lord.
PEO Total Compensation Amount	$ 8,114,286	$ 11,974,134	$ 10,835,643	$ 8,015,467	$ 7,915,603
PEO Actually Paid Compensation Amount	$ 4,224,570	10,220,556	21,890,383	5,124,002	13,521,596
Adjustment To PEO Compensation, Footnote	Adjustments to the Summary Compensation Table Total to arrive at CAP for PEO are shown below. No adjustments were necessary for defined benefit and pension plans, dividends or forfeitures.

Year	Summary Compensation Table Total for PEO	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Plus: Increase/(Decrease) in Fair Value of Equity Vested during Fiscal Year	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards)	CAP to PEO
2025	$8,114,286	$(5,697,085)	$(372,539)	$4,843,162	$(2,663,254)	$4,224,570
2024	$11,974,134	$(4,927,978)	$(612,858)	$5,382,084	$(1,594,826)	$10,220,556
2023	$10,835,643	$(4,248,118)	$530,043	$7,473,949	$7,298,866	$21,890,383
2022	$8,015,467	$(3,667,484)	$(1,235,030)	$3,642,886	$(1,631,837)	$5,124,002
2021	$7,915,603	$(2,956,519)	$97,238	$4,562,638	$3,902,636	$13,521,596

Non-PEO NEO Average Total Compensation Amount	$ 2,365,698	3,907,841	3,880,158	2,771,835	3,765,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,174,612	3,387,106	6,897,989	1,463,392	6,630,450
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to the Summary Compensation Table Total to arrive at CAP for Non-PEO NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends or forfeitures.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Less: Average Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Plus: Average Increase/(Decrease) in Fair Value of Equity Awards Vested during Fiscal Year	Plus: Average Fair Value of Unvested Equity Awards at Fiscal Year-End (Current Year Awards)	Plus: Average Increase/(Decrease) in Fair Value of Unvested Equity Awards at Fiscal Year-End (Prior Year Awards)	Average CAP to Non-PEO NEOs
2025	$2,365,698	$(1,409,068)	$(102,370)	$810,414	$(490,062)	$1,174,612
2024	$3,907,841	$(1,290,893)	$(164,892)	$1,392,235	$(457,185)	$3,387,106
2023	$3,880,158	$(1,094,728)	$273,493	$1,888,288	$1,950,778	$6,897,989
2022	$2,771,835	$(991,485)	$(660,564)	$989,330	$(645,724)	$1,463,392
2021	$3,765,401	$(976,923)	$276,939	$1,366,073	$2,198,960	$6,630,450

Compensation Actually Paid vs. Total Shareholder Return	We have elected to use the Dow Jones US Home Construction Index as our peer group. The graph below illustrates the relationship between our cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for both the Company and our peer group.

Compensation Actually Paid vs. Net Income	The relationships between CAP and Net Earnings and CAP and Adjusted ROA are illustrated in the following graphs. Adjusted ROA is calculated as Net Earnings divided by the average of five trailing quarters Total Assets, less Cash and Cash Equivalents. Net Earnings is adjusted for specific and predetermined items, including the add back of NEO compensation. Our Adjusted ROA as it relates to CAP is demonstrated below.
Compensation Actually Paid vs. Company Selected Measure	The relationships between CAP and Net Earnings and CAP and Adjusted ROA are illustrated in the following graphs. Adjusted ROA is calculated as Net Earnings divided by the average of five trailing quarters Total Assets, less Cash and Cash Equivalents. Net Earnings is adjusted for specific and predetermined items, including the add back of NEO compensation. Our Adjusted ROA as it relates to CAP is demonstrated below.
Total Shareholder Return Vs Peer Group	We have elected to use the Dow Jones US Home Construction Index as our peer group. The graph below illustrates the relationship between our cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for both the Company and our peer group.

Tabular List, Table

Metric
rTSR
Adjusted ROA
Adjusted EBITDA
Number of Home Closings
Customer Satisfaction Rating

Total Shareholder Return Amount	$ 163.05	256.62	286.83	150.88	199.74
Peer Group Total Shareholder Return Amount	205.21	252.18	254.57	142.70	184.74
Net Income (Loss)	$ 453,013,000	$ 786,186,000	$ 738,748,000	$ 992,192,000	$ 737,444,000
Company Selected Measure Amount	0.074	0.138	0.152	0.207	0.207
PEO Name	Phillippe Lord	Phillippe Lord	Phillippe Lord	Phillippe Lord
Measure:: 1
Pay vs Performance Disclosure
Name	rTSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Number of Home Closings
Measure:: 5
Pay vs Performance Disclosure
Name	Customer Satisfaction Rating
PEO | Phillppe Lord [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,697,085)	$ (4,927,978)	$ (4,248,118)	$ (3,667,484)
PEO | Phillppe Lord [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(372,539)	(612,858)	530,043	(1,235,030)
PEO | Phillppe Lord [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,843,162	5,382,084	7,473,949	3,642,886
PEO | Phillppe Lord [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,663,254)	(1,594,826)	7,298,866	(1,631,837)
PEO | Steven J. Hilton [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (2,956,519)
PEO | Steven J. Hilton [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					97,238
PEO | Steven J. Hilton [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,562,638
PEO | Steven J. Hilton [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,902,636
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,409,068)	(1,290,893)	(1,094,728)	(991,485)	(976,923)
Non-PEO NEO | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,370)	(164,892)	273,493	(660,564)	276,939
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,414	1,392,235	1,888,288	989,330	1,366,073
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (490,062)	$ (457,185)	$ 1,950,778	$ (645,724)	$ 2,198,960